Mosaic Funds
                 Legal and Compliance Department
              8777 N. Gainey Center Drive, Suite 220
                  Scottsdale, Arizona  85258
                          480-443-9537


May 2, 2000

Filed Electronically

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE:  Mosaic Equity Trust (the "Trust")
          Filing Pursuant to Reg. 230.497(j)
          Registration No. 2-80805; File No. 811-3615

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

                              Respectfully submitted,

                              (signature)

                              W. Richard Mason
                              Secretary and General Counsel
					Mosaic Equity Trust

cc:  John Rashke, Esq.
     David Leahy, Esq.